Stock-Based and Long-Term Compensation	12 Months Ended
Dec. 31, 2011
Stock Based and Long-Term Compensation [Abstract]
Stock Based and Long-Term Compensation
(9)	Stock-Based and Long-Term Compensation

The Company maintains various stock incentive plans that provide long-term incentives to the Company’s key employees, including officers, directors, consultants and advisers (Eligible Participants). Under the incentive plans, the Company may grant incentive stock options, non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights, other stock-based awards or any combination thereof to Eligible Participants. The Compensation Committee of the Company’s Board of Directors establishes the terms and conditions of any awards granted under the plans, provided that the exercise price of any stock options granted may not be less than the fair value of the common stock on the date of grant.

Stock Options

The Company has granted non-qualified stock options under its stock incentive plans. The stock options generally vest in equal installments over three years and expire in ten years. Non-vested stock options are generally forfeitable upon termination of employment. During 2011, the Company granted 207,183 non-qualified stock options under these same terms.

In accordance with authoritative guidance related to stock-based compensation, the Company recognizes compensation expense for stock option grants based on the fair value at the date of grant using the Black-Scholes-Merton option pricing model. The Company uses historical data, among other factors, to estimate the expected price volatility, the expected life of the stock option and the expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected life of the stock option. The following table presents the fair value of stock option grants made during the years ended December 31, 2011, 2010 and 2009, and the related assumptions used to calculate the fair value:

	Years Ended December 31,
	2011 Actual	2010 Actual	2009 Actual
Weighted average fair value of grants	$13.54	$10.56	$8.95

Black-Scholes-Merton Assumptions:
Risk free interest rate	0.85%	2.07%	1.77%
Expected life (years)	5	4	4
Volatility	56.31%	49.28%	53.57%
Dividend yield	—	—	—

The Company’s compensation expense related to stock options for the years ended December 31, 2011, 2010 and 2009 was approximately $3.3 million, $15.5 million and $2.4 million, respectively, which is reflected in general and administrative expenses. During 2010, the Company modified 1,418,395 stock options, affecting three employees in connection with the management transition of certain executive officers. These stock options were accelerated to vest by December 31, 2010. The Company incurred incremental compensation cost of approximately $9.8 million during 2010 as a result of this modification.

The following table summarizes stock option activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Options	Weighted Average Option Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2008	3,267,910	$15.37

Granted	309,352	$20.01
Exercised	(38,717)	$9.71

Outstanding at December 31, 2009	3,538,545	$15.84

Granted	1,549,058	$25.04
Exercised	(87,150)	$10.62

Outstanding at December 31, 2010	5,000,453	$18.78

Granted	207,183	$28.97
Exercised	(876,435)	$11.71

Outstanding at December 31, 2011	4,331,201	$20.70	6.0	$36,885

Exercisable at December 31, 2011	3,647,745	$19.62	5.4	$34,783

Options expected to vest	683,456	$26.46	8.9	$2,102

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on December 31, 2011 and the stock option price, multiplied by the number of “in-the-money” stock options) that would have been received by the stock option holders if all the options had been exercised on December 31, 2011. The Company expects all of its remaining non-vested options to vest as they are primarily held by its officers and senior managers.

The total intrinsic value of stock options exercised during the year ended December 31, 2011 (the difference between the stock price upon exercise and the option price) was approximately $23.4 million. The Company received approximately $10.3 million, $0.9 million and $0.4 million during the years ended December 31, 2011, 2010 and 2009, respectively, from employee stock option exercises. In accordance with authoritative guidance related to stock-based compensation, the Company has reported the tax benefits of approximately $7.4 million, $0.6 million, $0.2 million from the exercise of stock options for the years ended December 31, 2011, 2010 and 2009, respectively, as financing cash flows.

A summary of information regarding stock options outstanding at December 31, 2011 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Price	Shares	Weighted Average Price
$7.31 - $8.79	61,665	1.3 years	$8.78	61,665	$8.78
$9.10 - $9.90	80,313	0.4 years	$9.48	80,313	$9.48
$10.36 - $10.90	770,268	2.6 years	$10.66	770,268	$10.66
$12.45 - $13.34	309,977	6.9 years	$12.88	309,977	$12.88
$17.46 - $23.00	1,502,669	6.3 years	$19.92	1,236,572	$19.55
$24.00 - $30.00	1,133,657	7.9 years	$25.98	829,664	$25.38
$34.40 - $37.64	464,239	6.8 years	$35.37	350,873	$35.57
$40.00 - $40.69	8,413	6.2 years	$40.69	8,413	$40.69

The following table summarizes non-vested stock option activity for the year ended December 31, 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	869,971	$10.23
Granted	207,183	$13.54
Vested	(393,698)	$9.61

Non-vested at December 31, 2011	683,456	$11.59

As of December 31, 2011, there was approximately $6.8 million of unrecognized compensation expense related to non-vested stock options outstanding. The Company expects to recognize approximately $3.7 million, $2.2 million and $0.9 million of compensation expense during the years 2012, 2013 and 2014, respectively, for these outstanding non-vested stock options.

Restricted Stock

During the year ended December 31, 2011, the Company granted 567,083 shares of restricted stock to its employees. Shares of restricted stock generally vest in equal annual installments over three years. Non-vested shares are generally forfeitable upon the termination of employment. Holders of restricted stock are entitled to all rights of a shareholder of the Company with respect to the restricted stock, including the right to vote the shares and receive any dividends or other distributions. Compensation expense associated with restricted stock is measured based on the grant date fair value of our common stock and is recognized on a straight line basis over the vesting period. The Company’s compensation expense related to restricted stock outstanding for the years ended December 31, 2011, 2010 and 2009 was approximately $6.0 million, $11.4 million and $5.8 million, respectively, which is reflected in general and administrative expenses. During 2010, the Company modified 282,781 shares of restricted stock affecting three employees in connection with the management transition of certain executive officers. These shares of restricted stock were accelerated to vest by December 31, 2010. The Company incurred incremental compensation cost of approximately $4.3 million during the year as a result of this modification.

A summary of the status of restricted stock for the year ended December 31, 2011 is presented in the table below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	792,436	$22.25
Granted	567,083	$28.84
Vested	(294,144)	$19.80
Forfeited	(25,658)	$22.49

Non-vested at December 31, 2011	1,039,717	$27.07

As of December 31, 2011, there was approximately $21.8 million of unrecognized compensation expense related to non-vested restricted stock. The Company expects to recognize approximately $9.1 million, $7.4 million, $5.3 million during the years 2012, 2013 and 2014, respectively, for non-vested restricted stock. In accordance with authoritative guidance related to stock-based compensation, the Company has reported tax benefits of approximately $1.6 million from the vesting of restricted stock for the year ended December 31, 2011 as financing cash flows.

Restricted Stock Units

Under the Amended and Restated 2004 Directors Restricted Stock Units Plan, each non-employee director is issued annually a number of Restricted Stock Units (RSUs) having an aggregate dollar value determined by the Company’s Board of Directors. The exact number of RSUs granted is determined by dividing the dollar value determined by the Company’s Board of Directors based on the fair market value of the Company’s common stock on the day of the annual stockholders’ meeting or a pro rata amount if the appointment occurs subsequent to the annual stockholders’ meeting. An RSU represents the right to receive from the Company, within 30 days of the date the director ceases to serve on the Board, one share of the Company’s common stock. At December 31, 2011, 170,457 RSUs were outstanding under this plan. The Company’s expense related to RSUs for the years ended December 31, 2011, 2010 and 2009 was approximately $1.2 million, $1.2 million and $0.6 million, respectively, which is reflected in general and administrative expenses.

A summary of the activity of restricted stock units for the year ended December 31, 2011 is presented in the table below:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	136,173	$27.02
Granted	34,284	$35.10

Outstanding at December 31, 2011	170,457	$28.64

Performance Share Units

The Company has issued performance share units (PSUs) to its employees as part of the Company’s long-term incentive program. There is a three year performance period associated with each PSU grant. The two performance measures applicable to all participants are the Company’s return on invested capital and total shareholder return relative to those of the Company’s pre-defined “peer group.” The PSUs provide for settlement in cash or up to 50% in equivalent value in the Company’s common stock, provided the participant has met specified continued service requirements. At December 31, 2011, there were 366,133 PSUs outstanding (70,522, 96,673, 81,154 and 117,784 related to performance periods ending December 31, 2011, 2012, 2013 and 2014, respectively). The Company’s compensation expense related to all outstanding PSUs for the years ended December 31, 2011, 2010 and 2009 was approximately $3.2 million, $5.2 million and $7.3 million, respectively, which is reflected in general and administrative expenses. The Company has recorded a current liability of approximately $3.8 million and $6.0 million at December 31, 2011 and 2010, respectively, for outstanding PSUs, which is reflected in accrued expenses. Additionally, the Company has recorded a long-term liability of approximately $6.8 million and $7.0 million at December 31, 2011 and 2010, respectively, for outstanding PSUs, which is reflected in other long-term liabilities. In 2011, the Company paid approximately $2.8 million and issued approximately 67,300 shares of its common stock to settle PSUs for the performance period ended December 31, 2010. In 2010, the Company paid approximately $6.4 million in cash to settle PSUs for the performance period ended December 31, 2009. In 2009, the Company paid approximately $4.7 million in cash and issued approximately 71,400 shares of its common stock to its employees to settle PSUs for the performance period ended December 31, 2008.

Employee Stock Purchase Plan

The Company has an employee stock purchase plan under which an aggregate of 1,250,000 shares of common stock were reserved for issuance. Under this stock purchase plan, eligible employees can purchase shares of the Company’s common stock at a discount. The Company received approximately $2.2 million, $1.9 million and $2.0 million related to shares issued under these plans for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recorded compensation expense of approximately $388,000, $345,000 and $350,000, respectively, which is reflected in general and administrative expenses. Additionally, the Company issued approximately 75,700, 94,200 and 133,400 shares for the years ended December 31, 2011, 2010 and 2009, respectively, related to these stock purchase plans.

Profit Sharing Plan

The Company maintains a defined contribution profit sharing plan for employees who have satisfied minimum service requirements. Employees may contribute up to 75% of their earnings to the plan subject to the contribution limitations imposed by the Internal Revenue Service. The Company may provide a discretionary match, not to exceed 5% of an employee’s salary. The Company made contributions of approximately $7.4 million, $3.3 million and $3.8 million in 2011, 2010 and 2009, respectively.

Non-Qualified Deferred Compensation Plan

The Company has a non-qualified deferred compensation plan which allows certain highly compensated employees the option to defer up to 75% of their base salary, up to 100% of their bonus, and up to 100% of the cash portion of their performance share unit compensation to the plan. Payments are made to participants based on their annual enrollment elections and plan balances. Participants earn a return on their deferred compensation that is based on hypothetical investments in certain mutual funds. Changes in market value of these hypothetical participant investments are reflected as an adjustment to the deferred compensation liability of the Company with an offset to compensation expense (see note 14). At December 31, 2011 and 2010, the liability of the Company to the participants was approximately $13.0 million and $14.2 million, respectively, which reflects the accumulated participant deferrals and earnings (losses) as of that date. These amounts are recorded in other long-term liabilities. Additionally at December 31, 2011 and 2010, the Company had approximately $2.8 million and $3.0 million in accounts payable in anticipation of pending payments. For the years ended December 31, 2011, 2010 and 2009, the Company recorded compensation income (expense) of approximately $0.1 million, ($1.8) million and ($2.8) million, respectively, related to the earnings and losses of the deferred compensation plan liability. The Company makes contributions that approximate the participant deferrals into various investments, principally life insurance that is invested in mutual funds similar to the participants’ hypothetical investment elections. Changes in market value of the investments and life insurance are reflected as adjustments to the deferred compensation plan asset with an offset to other income (expense). At December 31, 2011 and 2010, the deferred contribution plan asset was approximately $10.6 million and $10.8 million, respectively, and is recorded in intangible and other long-term assets. For the years ended December 31, 2011, 2010 and 2009, the Company recorded other income (expense) of ($0.2) million, $0.8 million, $0.6 million, respectively, related to the earnings and losses of the deferred compensation plan assets.

Supplemental Executive Retirement Plan

The Company also has a supplemental executive retirement plan (SERP). The SERP provides retirement benefits to the Company’s executive officers and certain other designated key employees. The SERP is an unfunded, non-qualified defined contribution retirement plan, and all contributions under the plan are unfunded credits to a notional account maintained for each participant. Under the SERP, the Company will generally make annual contributions to a retirement account based on age and years of service. During 2011, 2010 and 2009, the participants in the plan received contributions ranging from 5% to 35% of salary and annual cash bonus, which totaled approximately $1.0 million, $5.5 million and $2.2 million, respectively. The Company may also make discretionary contributions to a participant’s retirement account. In 2010, the Company made a discretionary contribution to the account of its former chief operating officer in the amount of $4.7 million as part of its executive management transition. The Company recorded $1.8 million, $5.6 million and $2.1 million of compensation expense in general and administrative expenses for the years ended December 31, 2011, 2010 and 2009, respectively, inclusive of discretionary contributions. During the year ended December 31, 2011, the Company paid approximately $5.5 million to select participants of this plan. There were no payments to participants of this plan in the years 2010 and 2009.

Subsequent Event

At the effective time of the merger with Complete, each outstanding stock option and all unvested restricted stock in respect of Complete’s common stock issued pursuant to the Complete Plans was converted into corresponding stock options with respect to the Company common stock and the right to receive restricted shares of the Company’s common stock, respectively. The Company expects to expense approximately $1.5 million in stock options and $18.2 million in restricted stock over the remaining service term of these awards.